Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Other comprehensive income:
Unrealized gain from available-for-sale marketable securities	(44)	234	159
Change in unrealized loss from hedging activities (net of tax effect of $257)	700	(492)	(100)
Foreign currency translation differences	(803)	(244)
Total of comprehensive income (loss)	$ (23,538)	$ (54,156)	$ 14,121